Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Net Loans and Advances to Customers [abstract]
Loans secured on residential properties	£ 166,714	£ 165,356
Corporate loans	24,474	27,043
Finance leases	6,554	6,264
Secured advances	0	0
Other unsecured loans	9,933	7,096
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,425	2,366
Amounts due from Santander UK Group Holdings plc	7	8
Amounts due from subsidiaries	0	0
Loans and advances to customers	210,107	208,133
Credit impairment loss allowances on loans and advances to customers	(1,303)	(785)
RV and voluntary termination provisions on finance leases	(54)	(61)
Net loans and advances to customers	£ 208,750	£ 207,287